Accounts and transactions with related parties (Details 2) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 CLF ( )	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Related Parties Tax ID	Tax ID	Tax ID
Country of incorporation	Country of origin	Country of origin
Description of nature of related party relationship	Relationship	Relationship
Commitments made by entity, related party transactions |		200,000,000
Americas Distilling Investments [Member] | Capital contribution [Member]
Related Parties Tax ID	0-E	0-E
Country of incorporation	United States	United States
Description of nature of related party relationship	Capital contribution	Capital contribution
Commitments made by entity, related party transactions	$ 1,043,720		$ 0
Ralated Party Transactions Charges Credits on Income	$ 0		0
Amstel Brouwerijen B.V. [Member] | License and technical assistance [Member]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Netherlands	Netherlands
Description of nature of related party relationship	License and technical assistance	License and technical assistance
Commitments made by entity, related party transactions	$ 211,740		(165,995)	$ 229,967
Ralated Party Transactions Charges Credits on Income	$ (211,740)		165,995	(229,967)
Bebidas Bolivianas BBO S.A. [Member] | Capital contribution [Member]
Commitments made by entity, related party transactions				1,921,245
Ralated Party Transactions Charges Credits on Income				0
Bebidas Bolivianas BBO S.A. [Member] | Sales of products [Member]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Bolivia	Bolivia
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 425,664		150,509	209,292
Ralated Party Transactions Charges Credits on Income	$ 161,752		396,076	79,531
Bebidas Bolivianas BBO S.A. [Member] | Contribution of capital [Member]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Bolivia	Bolivia
Description of nature of related party relationship	Contribution of capital	Contribution of capital
Commitments made by entity, related party transactions	$ 0		0
Ralated Party Transactions Charges Credits on Income	$ 0		2,174,370
Central Cervecera de Colombia S.A.S. [Member] | Capital contribution [Member]
Commitments made by entity, related party transactions				19,941,532
Ralated Party Transactions Charges Credits on Income				0
Central Cervecera de Colombia S.A.S. [Member] | Services received [Member]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Colombia	Colombia
Description of nature of related party relationship	Capital contribution	Capital contribution
Commitments made by entity, related party transactions	$ 28,232,532		0
Ralated Party Transactions Charges Credits on Income	$ 0		22,943,861
Heineken Brouwerijen B.V. [Member] | License and technical assistance [Member]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Netherlands	Netherlands
Description of nature of related party relationship	License and technical assistance	License and technical assistance
Commitments made by entity, related party transactions	$ 11,051,487		(9,445,557)	9,331,241
Ralated Party Transactions Charges Credits on Income	$ (11,051,487)		9,445,557	(9,331,241)
Heineken Brouwerijen B.V. [Member] | Sales of products [Member]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Netherlands	Netherlands
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 846,179		120,915	0
Ralated Party Transactions Charges Credits on Income	$ 634,634		161,220	0
Heineken Brouwerijen B.V. [Member] | Services received [Member]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Netherlands	Netherlands
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 166,677		(52,266)	27,904
Ralated Party Transactions Charges Credits on Income	$ (166,677)		82,475	(27,904)
Heineken Brouwerijen B.V. [Member] | Purchase of products [Member]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Netherlands	Netherlands
Description of nature of related party relationship	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 306,553		0	71,107
Ralated Party Transactions Charges Credits on Income	$ 0		0	0
Heineken Brouwerijen B.V. [Member] | Royalty [Member]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Netherlands	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Societe des Produits Nestle S.A. [Member] | Royalty [Member]
Related Parties Tax ID	0-E	0-E
Country of incorporation	United Kingdom	United Kingdom
Description of nature of related party relationship	Royalty	Royalty
Commitments made by entity, related party transactions	$ 410,421		(432,535)	308,527
Ralated Party Transactions Charges Credits on Income	$ (410,421)		432,535	(308,527)
Zona Franca Central Cervecera S.A.S. [Member] | Capital contribution [Member]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Colombia	Colombia
Description of nature of related party relationship	Capital contribution	Capital contribution
Commitments made by entity, related party transactions	$ 21,080,358		0
Ralated Party Transactions Charges Credits on Income	$ 0		0
Minera Antucoya [Member] | Sales of products [Member]
Related Parties Tax ID	76,079,669-7	76,079,669-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 1,501		0
Ralated Party Transactions Charges Credits on Income	$ 1,200		0
Canal 13 SpA. [Member] | Advertising [Member]
Related Parties Tax ID	76,115,132-0	76,115,132-0
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Advertising	Advertising
Commitments made by entity, related party transactions	$ 2,064,067		(2,661,759)	1,554,332
Ralated Party Transactions Charges Credits on Income	$ (2,064,067)		3,427,941	(405,349)
Vina Tabali S.A. [Member] | Services provided [Member]
Related Parties Tax ID	76,178,803-5	76,178,803-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided
Commitments made by entity, related party transactions	$ 85,931		52,470	50,787
Ralated Party Transactions Charges Credits on Income	$ 83,931		52,470	50,787
Inversiones Irsa Ltda. [Member] | Dividends paid [Member]
Related Parties Tax ID	76,313,970-0	76,313,970-0
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 4,457,428		0	4,089,832
Ralated Party Transactions Charges Credits on Income	$ 0		4,132,618	0
Heleservicios S.A. [Member] | Services received [Member]
Related Parties Tax ID	76,553,712-6	76,553,712-6
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 17,760		0
Ralated Party Transactions Charges Credits on Income	$ (17,760)		0
Minera Centinela [Member] | Sales of products [Member]
Related Parties Tax ID	76,727,040-2	76,727,040-2
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 5,085		0
Ralated Party Transactions Charges Credits on Income	$ 4,068		0
Cerveceria Kunstmann Ltda. [Member] | Sales of products [Member]
Related Parties Tax ID	77,051,330-8	77,051,330-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 535,046		418,052	405,652
Ralated Party Transactions Charges Credits on Income	$ 428,036		522,566	324,522
Cerveceria Kunstmann Ltda. [Member] | Services received [Member]
Related Parties Tax ID	77,051,330-8	77,051,330-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 152,578		(83,220)	77,166
Ralated Party Transactions Charges Credits on Income	$ (152,578)		83,220	(77,166)
Comercial Patagona Ltda. [Member] | Sales of products [Member]
Related Parties Tax ID	77,755,610-K	77,755,610-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 4,807,422		1,746,594	2,679,985
Ralated Party Transactions Charges Credits on Income	$ 1,971,044		4,259,983	1,098,794
Comercial Patagona Ltda. [Member] | Services received [Member]
Related Parties Tax ID	77,755,610-K	77,755,610-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 355,279		(329,258)	279,401
Ralated Party Transactions Charges Credits on Income	$ (355,279)		329,258	(279,401)
Inversiones PFI Chile Ltda. [Member] | Purchase of products [Member]
Related Parties Tax ID	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 9,499,942		0	8,692,744
Ralated Party Transactions Charges Credits on Income	$ 0		10,083,606	0
Inversiones PFI Chile Ltda. [Member] | Services provided [Member]
Related Parties Tax ID	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided
Commitments made by entity, related party transactions	$ 2,054,840		3,234,158	2,649,644
Ralated Party Transactions Charges Credits on Income	$ 2,054,840		3,234,158	2,649,644
Operaciones y Servicios Enex Ltda. [Member] | Sales of products [Member]
Related Parties Tax ID	78,780,780-1	78,780,780-1
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 0		183,997	328,256
Ralated Party Transactions Charges Credits on Income	$ 0		224,387	262,605
Cervecera Valdivia S.A. [Member] | Dividends paid [Member]
Related Parties Tax ID	79,985,340-K	79,985,340-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 818,433		0	489,942
Ralated Party Transactions Charges Credits on Income	$ 0		633,668	0
Compania Chilena de Fosforos S.A. [Member] | Dividends paid [Member]
Related Parties Tax ID	90,081,000-8	90,081,000-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 979,637		0	4,055,034
Ralated Party Transactions Charges Credits on Income	$ 0		1,273,753	0
Nestle Chile S.A. [Member] | Dividends paid [Member]
Related Parties Tax ID	90,703,000-8	90,703,000-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 4,158,228		0	2,704,376
Ralated Party Transactions Charges Credits on Income	$ 0		3,530,565	0
Quinenco S.A. [Member] | Sales of products [Member]
Related Parties Tax ID	91,705,000-7	91,705,000-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 15,941		11,186	14,509
Ralated Party Transactions Charges Credits on Income	$ 12,751		13,984	14,509
Empresa Nacional de Energia Enex S.A. [Member] | Billed services [Member]
Related Parties Tax ID	92,011,000-2	92,011,000-2
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Billed services	Billed services
Commitments made by entity, related party transactions	$ 559,042		(439,603)	127,165
Ralated Party Transactions Charges Credits on Income	$ (559,042)		439,603	(127,165)
Antofagasta Minerals S.A. [Member] | Sales of products [Member]
Related Parties Tax ID	93,920,000-2	93,920,000-2
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 28,049		28,069	0
Ralated Party Transactions Charges Credits on Income	$ 22,158		35,532	0
Inversiones Enex S.A. [Member] | Sales of products [Member]
Related Parties Tax ID	94,625,000-7	94,625,000-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 1,445,395		906,296	636,707
Ralated Party Transactions Charges Credits on Income	$ 1,127,408		1,161,918	496,631
Inversiones Enex S.A. [Member] | Dividends paid [Member]
Commitments made by entity, related party transactions				31,777,378
Ralated Party Transactions Charges Credits on Income				0
Inversiones Enex S.A. [Member] | Office lease [Member]
Commitments made by entity, related party transactions				11,006
Ralated Party Transactions Charges Credits on Income				11,006
Inversiones Y Rentas S.A. [Member] | Dividends paid [Member]
Related Parties Tax ID	96,427,000-7	96,427,000-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 34,633,542		0
Ralated Party Transactions Charges Credits on Income	$ 0		32,109,822
Inversiones Y Rentas S.A. [Member] | Office lease [Member]
Related Parties Tax ID	96,427,000-7	96,427,000-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Office lease	Office lease
Commitments made by entity, related party transactions	$ 9,622		11,463
Ralated Party Transactions Charges Credits on Income	$ 9,622		11,463
Banchile Corredores de Bolsa S.A. [Member] | Investment [Member]
Related Parties Tax ID	96,571,220-8	96,571,220-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Investments	Investments
Commitments made by entity, related party transactions	$ 291,030,000		0	225,840,000
Ralated Party Transactions Charges Credits on Income	$ 0		61,400,000	0
Banchile Corredores de Bolsa S.A. [Member] | Investment Rescue [Member]
Related Parties Tax ID	96,571,220-8	96,571,220-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Investment Rescue	Investment Rescue
Commitments made by entity, related party transactions	$ 299,530,000		402,369	231,800,000
Ralated Party Transactions Charges Credits on Income	$ 720,311		170,500,000	583,333
Empresas Carozzi S.A. [Member] | Sales of products [Member]
Related Parties Tax ID	96,591,040-9	96,591,040-9
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 0		249,322	0
Ralated Party Transactions Charges Credits on Income	$ 0		311,666	0
Inversiones Punta Brava S.A. [Member] | Sales of products [Member]
Related Parties Tax ID	96,657,690-7	96,657,690-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 1,150		0
Ralated Party Transactions Charges Credits on Income	$ 920		0
Transbank S.A. [Member] | Commission [Member]
Related Parties Tax ID	96,689,310-9	96,689,310-9
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Commission	Commission
Commitments made by entity, related party transactions	$ 77,311		(65,271)	45,756
Ralated Party Transactions Charges Credits on Income	$ 77,311		65,271	(45,756)
Radiodifusion SpA. [Member] | Services provided [Member]
Related Parties Tax ID	96,810,030-0	96,810,030-0
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided
Commitments made by entity, related party transactions	$ 391,598		0
Ralated Party Transactions Charges Credits on Income	$ (391,598)		0
Cerveceria Austral S.A. [Member] | Services received [Member]
Commitments made by entity, related party transactions				122,991
Ralated Party Transactions Charges Credits on Income				(122,991)
Banco de Chile [Member] | Leasing paid [Member]
Commitments made by entity, related party transactions				123,316
Ralated Party Transactions Charges Credits on Income				(23,901)
Banco de Chile [Member] | Interests [Member]
Related Parties Tax ID	97,004,000-5	97,004,000-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Interests	Interests
Commitments made by entity, related party transactions	$ 369,097		(529,138)
Ralated Party Transactions Charges Credits on Income	$ (369,097)		529,138
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. One [Member] | Loan [Member]
Related Parties Tax ID	81,805,700-8	81,805,700-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Loan	Loan
Commitments made by entity, related party transactions	$ 26,359		6,815	29,589
Ralated Party Transactions Charges Credits on Income	$ 5,413		28,256	5,827
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. Two [Member] | Sales of products [Member]
Related Parties Tax ID	81,805,700-8	81,805,700-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 0		9,285	74,529
Ralated Party Transactions Charges Credits on Income	$ 0		76,619	8,487
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. Three [Member] | Purchase of grape [Member]
Related Parties Tax ID	81,805,700-8	81,805,700-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Purchase of grape	Purchase of grape
Commitments made by entity, related party transactions	$ 4,367,575		0	6,226,156
Ralated Party Transactions Charges Credits on Income	$ 0		4,255,971	0
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. Four [Member] | Sales of products [Member]
Related Parties Tax ID	81,805,700-8	81,805,700-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 1,995		0	8,071
Ralated Party Transactions Charges Credits on Income	$ 1,596		0	6,457
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. Five [Member] | Dividends paid [Member]
Related Parties Tax ID	81,805,700-8	81,805,700-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 637,313		0	791,836
Ralated Party Transactions Charges Credits on Income	$ 0		599,123	0
Cerveceria Austral S.A. One [Member] | Sales of products [Member]
Commitments made by entity, related party transactions				36,560
Ralated Party Transactions Charges Credits on Income				16,269
Cerveceria Austral S.A. One [Member] | Dividends received [Member]
Related Parties Tax ID	96,919,980-7	96,919,980-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Dividends received	Dividends received
Commitments made by entity, related party transactions	$ 245,068		0
Ralated Party Transactions Charges Credits on Income	$ 0		0
Cerveceria Austral S.A. Two [Member] | Sales of products [Member]
Related Parties Tax ID	96,919,980-7	96,919,980-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 413,117		27,788
Ralated Party Transactions Charges Credits on Income	$ 183,835		62,444
Cerveceria Austral S.A. Two [Member] | Royalty [Member]
Commitments made by entity, related party transactions				425,164
Ralated Party Transactions Charges Credits on Income				(425,164)
Cerveceria Austral S.A. Three [Member] | Purchase of products [Member]
Commitments made by entity, related party transactions				4,776,140
Ralated Party Transactions Charges Credits on Income				0
Cerveceria Austral S.A. Three [Member] | Royalty [Member]
Related Parties Tax ID	96,919,980-7	96,919,980-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Royalty	Royalty
Commitments made by entity, related party transactions	$ 0		(429,517)
Ralated Party Transactions Charges Credits on Income	$ 0		429,517
Cerveceria Austral S.A. Four [Member] | Purchase of products [Member]
Related Parties Tax ID	96,919,980-7	96,919,980-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 8,481,780		0
Ralated Party Transactions Charges Credits on Income	$ 0		5,438,419
Cerveceria Austral S.A. Four [Member] | Services provided [Member]
Commitments made by entity, related party transactions				425,165
Ralated Party Transactions Charges Credits on Income				425,165
Cerveceria Austral S.A. Five [Member] | Services provided [Member]
Related Parties Tax ID	96,919,980-7	96,919,980-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided
Commitments made by entity, related party transactions	$ 253,473		234,327
Ralated Party Transactions Charges Credits on Income	$ 253,473		234,327
Banco de Chile Two [Member] | Leasing paid [Member]
Related Parties Tax ID	97,004,000-5	97,004,000-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Leasing paid	Leasing paid
Commitments made by entity, related party transactions	$ 0		2,266
Ralated Party Transactions Charges Credits on Income	$ 0		87,457
Banco de Chile Two [Member] | Interests [Member]
Commitments made by entity, related party transactions				316,411
Ralated Party Transactions Charges Credits on Income				(316,411)
Banco de Chile Three [Member] | Transportation of securities [Member]
Related Parties Tax ID	97,004,000-5	97,004,000-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Transportation of securities	Transportation of securities
Commitments made by entity, related party transactions	$ 359,579		(282,267)	452,384
Ralated Party Transactions Charges Credits on Income	$ (359,579)		282,267	(452,384)
Banco de Chile Four [Member] | Sales of products [Member]
Related Parties Tax ID	97,004,000-5	97,004,000-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 47,184		48,800	39,148
Ralated Party Transactions Charges Credits on Income	$ 30,669		87,772	25,446
Banco de Chile Five [Member] | Derivatives [member]
Related Parties Tax ID	97,004,000-5	97,004,000-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Derivatives	Derivatives
Commitments made by entity, related party transactions	$ 63,548,208		2,006,627	105,973,453
Ralated Party Transactions Charges Credits on Income	$ 5,500,174		35,318,178	1,708,487
Banco de Chile Six [Member] | Investment [Member]
Related Parties Tax ID	97,004,000-5	97,004,000-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Investments	Investments
Commitments made by entity, related party transactions	$ 0		0	204,050,000
Ralated Party Transactions Charges Credits on Income	$ 0		61,400,000	0
Banco de Chile Seven [Member] | Investment Rescue [Member]
Commitments made by entity, related party transactions				219,500,000
Ralated Party Transactions Charges Credits on Income				770,364
Banco de Chile Seven [Member] | Interest incomes [Member]
Related Parties Tax ID	97,004,000-5	97,004,000-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Interest income	Interest income
Commitments made by entity, related party transactions	$ 0		247,101
Ralated Party Transactions Charges Credits on Income	$ 0		247,101
Foods Compania de Alimentos CCU S.A One [Member] | Services provided [Member]
Related Parties Tax ID	99,542,980-2	99,542,980-2
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided
Commitments made by entity, related party transactions	$ 153,773		1,553,943	7,633,582
Ralated Party Transactions Charges Credits on Income	$ 153,773		1,553,943	7,633,582
Foods Compania de Alimentos CCU S.A Two [Member] | Remittanse send [Member]
Related Parties Tax ID	99,542,980-2	99,542,980-2
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Remittanse send	Remittanse send
Commitments made by entity, related party transactions	$ 717,900		0
Ralated Party Transactions Charges Credits on Income	$ 0		750,000
Foods Compania de Alimentos CCU S.A Two [Member] | Interests [Member]
Commitments made by entity, related party transactions				287,243
Ralated Party Transactions Charges Credits on Income				287,243
Foods Compania de Alimentos CCU S.A three [Member] | Sales of products [Member]
Related Parties Tax ID	99,542,980-2	99,542,980-2
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 126		2,745
Ralated Party Transactions Charges Credits on Income	$ 58		5,973
Foods Compania de Alimentos CCU S.A three [Member] | Remittanse received [Member]
Commitments made by entity, related party transactions				33,298,001
Ralated Party Transactions Charges Credits on Income				0
Foods Compania de Alimentos CCU S.A Five [Member] | Sales of products [Member]
Commitments made by entity, related party transactions				13,540
Ralated Party Transactions Charges Credits on Income				6,223
Foods Compania de Alimentos CCU S.A Five [Member] | Consignation sales [Member]
Related Parties Tax ID	99,542,980-2	99,542,980-2
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Consignation sales	Consignation sales
Commitments made by entity, related party transactions	$ 2,804,870		0
Ralated Party Transactions Charges Credits on Income	$ 0		5,115,078
Foods Compania de Alimentos CCU S.A Four [Member] | Purchase of products [Member]
Related Parties Tax ID	99,542,980-2	99,542,980-2
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 15,329		(17,773)
Ralated Party Transactions Charges Credits on Income	$ (15,329)		$ 17,773
Foods Compania de Alimentos CCU S.A Four [Member] | Remittanse send [Member]
Commitments made by entity, related party transactions				27,189,651
Ralated Party Transactions Charges Credits on Income				0
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. Six [Member] | Services provided [Member]
Commitments made by entity, related party transactions				181,437
Ralated Party Transactions Charges Credits on Income				181,437
Foods Compania de Alimentos CCU S.A Six [Member] | Purchase of products [Member]
Commitments made by entity, related party transactions				30,209
Ralated Party Transactions Charges Credits on Income				(30,209)
Foods Compania de Alimentos CCU S.A Seven [Member] | Consignation sales [Member]
Commitments made by entity, related party transactions				24,067,498
Ralated Party Transactions Charges Credits on Income				$ 0